Consolidated Statements of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	$ 10,428	₨ 890,884	₨ 897,603	₨ 904,876
Cost of revenues	(7,231)	(617,802)	(631,497)	(645,446)
Gross profit	3,197	273,082	266,106	259,430
Selling and marketing expenses	(753)	(64,378)	(69,972)	(65,157)
General and administrative expenses	(673)	(57,465)	(60,375)	(59,139)
Foreign exchange gains/(losses), net		32	340	4,472
Results from operating activities	1,771	151,271	136,099	139,606
Finance expenses	(173)	(14,770)	(12,552)	(10,077)
Finance and other income	447	38,202	23,896	18,185
Share of net profit/ (loss) of associate and joint venture accounted for using the equity method	3	254	(233)	(57)
Profit before tax	2,048	174,957	147,210	147,657
Income tax expense	(501)	(42,777)	(36,089)	(33,992)
Profit for the year	1,547	132,180	111,121	113,665
Profit attributable to:
Equity holders of the Company	1,537	131,354	110,452	113,500
Non-controlling interests	10	826	669	165
Profit for the year	$ 1,547	₨ 132,180	₨ 111,121	₨ 113,665
Earnings per equity share: Attributable to equity holders of the Company
Basic | (per share)	$ 0.15	₨ 12.56	₨ 10.44	₨ 10.36
Diluted | (per share)	$ 0.14	₨ 12.52	₨ 10.41	₨ 10.34
Weighted average number of equity shares used in computing earnings per equity share
Basic	10,456,741,552	10,456,741,552	10,576,571,110	10,954,933,146
Diluted	10,488,939,392	10,488,939,392	10,611,424,628	10,977,982,350